Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Repay Holdings Corporation
Entity Central Index Key	0001720592
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false